DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax [Abstract]
DEFERRED INCOME TAXES
DEFERRED INCOME TAXES

Recognition and Measurement
We record deferred income tax assets and liabilities where temporary differences exist between the carrying amounts of assets and liabilities in our balance sheet and their tax bases. The measurement and recognition of deferred income tax assets and liabilities takes into account: substantively enacted rates that will apply when temporary differences reverse; interpretations of relevant tax legislation; estimates of the tax bases of assets and liabilities; and the deductibility of expenditures for income tax purposes. In addition, the measurement and recognition of deferred tax assets takes into account tax planning strategies. We recognize the effect of changes in our assessment of these estimates and factors when they occur. Changes in deferred income tax assets and liabilities are allocated between net income, other comprehensive income, equity and goodwill based on the source of the change.

Current income taxes of $211 million and deferred income taxes of $47 million have been provided on the undistributed earnings of certain foreign subsidiaries. Deferred income taxes have not been provided on the undistributed earnings of all other foreign subsidiaries for which we are able to control the timing of the remittance, and it is probable that there will be no remittance in the foreseeable future. These undistributed earnings amounted to $5,861 million as at December 31, 2018.
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2018	As at December 31, 2017
Deferred tax assets
Tax loss carry forwards	$537	$926
Alternative minimum tax (“AMT”) credits	37	—
Environmental rehabilitation	292	594
Property, plant and equipment	—	175
Post-retirement benefit obligations and other employee benefits	27	49
Accrued interest payable	1	40
Other working capital	32	23
Derivative instruments	—	74
Other	12	21
	$938	$1,902
Deferred tax liabilities
Property, plant and equipment	(1,412)	(1,571)
Inventory	(503)	(507)
	($977)	($176)
Classification:
Non-current assets	$259	$1,069
Non-current liabilities	(1,236)	(1,245)
	($977)	($176)

The deferred tax asset of $259 million includes $242 million expected to be realized in more than one year. The deferred tax liability of $1,236 million includes $1,211 million expected to be realized in more than one year.
Expiry Dates of Tax Losses

	2019	2020	2021	2022	2023+	No expiry date	Total
Non-capital tax losses[1]
Canada	$—	$—	$—	$—	$2,305	$—	$2,305
Argentina	—	—	69	—	—	—	69
Barbados	1,843	435	26	524	1,177	—	4,005
Chile	—	—	—	—	—	1,141	1,141
Tanzania	—	—	—	—	—	1,555	1,555
Zambia	—	—	12	404	—	—	416
Other	—	—	—	—	—	645	645
	$1,843	$435	$107	$928	$3,482	$3,341	$10,136

[1]	Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2018.

The non-capital tax losses include $8,327 million of losses which are not recognized in deferred tax assets. Of these, $1,843 million expire in 2019, $435 million expire in 2020, $107 million expire in 2021, $590 million expire in 2022, $3,483 million expire in 2023 or later, and $1,869 million have no expiry date.

Recognition of Deferred Tax Assets
We recognize deferred tax assets taking into account the effects of local tax law. Deferred tax assets are fully recognized when we conclude that sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. The main factors considered are:

•	Historic and expected future levels of taxable income;

•	Tax plans that affect whether tax assets can be realized; and

•	The nature, amount and expected timing of reversal of taxable temporary differences.

Levels of future income are mainly affected by: market gold, copper and silver prices; forecasted future costs and expenses to produce gold and copper reserves; quantities of proven and probable gold and copper reserves; market interest rates; and foreign currency exchange rates. If these factors or other circumstances change, we record an adjustment to the recognition of deferred tax assets to reflect our latest assessment of the amount of deferred tax assets that is probable will be realized.

A deferred tax asset totaling $83 million (December 31, 2017: $98 million) has been recorded in a foreign subsidiary. This deferred tax asset primarily arose from a realized loss on internal restructuring of subsidiary corporations. Projections of various sources of income support the conclusion that the realizability of this deferred tax asset is probable and consequently, we have fully recognized this deferred tax asset. In the fourth quarter of 2018, the deferred tax assets in Canada and Peru were de-recognized. Refer to note 12 for further details.
Deferred Tax Assets Not Recognized

	As at December 31, 2018	As at December 31, 2017
Australia	$154	$158
Canada	1,087	388
Peru	310	—
Chile	1,028	993
Argentina	174	515
Barbados	40	66
Tanzania	156	209
Zambia	24	50
Saudi Arabia	70	70
	$3,043	$2,449

Deferred Tax Assets Not Recognized relate to: non-capital loss carry forwards of $1,134 million (2017: $690 million), capital loss carry forwards with no expiry date of $447 million (2017: $452 million), and other deductible temporary differences with no expiry date of $1,462 million (2017: $1,307 million).

Source of Changes in Deferred Tax Balances
For the years ended December 31	2018	2017
Temporary differences
Property, plant and equipment	($15)	$295
Environmental rehabilitation	(302)	(45)
Tax loss carry forwards	(389)	191
Inventory	5	26
Derivatives	(74)	(16)
Other	(26)	(84)
	($801)	$367
Intraperiod allocation to:
Income from continuing operations before income taxes	($730)	($106)
Cerro Casale disposition	—	469
Veladero disposition	—	16
Income tax payable	(38)	—
Equity	(24)	—
OCI	(9)	(12)
	($801)	$367
Income Tax Related Contingent Liabilities
	2018	2017
At January 1	$306	$128
Net additions based on uncertain tax positions related to prior years	—	178
At December 31[1]	$306	$306

[1]	If reversed, the total amount of $306 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Tax Years Still Under Examination
Canada	2015-2018
United States	2018
Dominican Republic	2015-2018
Peru	2009, 2011-2013, 2015-2018
Chile	2014-2018
Argentina	2012-2018
Australia	2014-2018
Papua New Guinea	2006-2018
Saudi Arabia	2007-2018
Tanzania	All years open
Zambia	2010-2018